STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 01, 2020	Aug. 28, 2020	Feb. 26, 2020	Mar. 31, 2020	Feb. 25, 2020	Mar. 29, 2019	Apr. 30, 2021	Sep. 01, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Sep. 08, 2020	Jun. 04, 2020
Class of Stock [Line Items]
Preferred stock, shares outstanding											0
Preferred stock, shares outstanding												0
Preferred stock, shares authorized											20,000,000
Preferred stock, par value											$ 0.001
Common stock, shares authorized									15,000,000		15,000,000	15,000,000	15,000,000	20,000,000,000
Common stock, par value									$ 0.000001		$ 0.000001	$ 0.000001
Common stock, shares issued									2,800,973		1,427,163	538,464
Common stock, shares outstanding									2,800,973		1,427,163	538,464
Charge to debt discount									$ 56,600
Lenders for fees (in shares)									30,000
Number of shares issue for fees to a consultant									50,000
Number of shares issue for fees to a consultant, value									$ 107,500
Commitment fee (in shares)									91,810
Commitment fee value									$ 59,801
Number of shares issued											45,000
Description of reverse stock split					4000:1 reverse stock split	6000:1 reverse stock
Additional number of common stock issued				1,699
Conversion of notes payable											$ 24,803	$ 752,409
Accrued Interest to common tock											19,933	240,035
Derivative liabilty											$ 20,185	$ 755,253
Conversion of common stock											624,847	536,613
Value of shares issued							$ 107,500				$ 18,900
Conversion fees												$ 27,850
Number of warrant issued											950,000
Description of voting rights											Company who controls approximately 60% of all voting
Option and warrant expense											$ 351,500
Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of shares issued											45,000
Value of shares issued											$ 18,900
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued as part of Regulation A filing									1,202,000
Value of shares issued as part of Regulation A filing										$ 2,229,000
Net proceeds of amount									$ 2,224,805		250,000
Remaining share proceeds receivable									$ 4,195		100,000
Charge to debt discount											$ 35,060
Lenders for fees (in shares)											43,852
Number of shares issued							50,000				175,000
Value of shares issued											$ 350,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding									0		0	0
Preferred stock, shares outstanding									0		0	0
Preferred stock, shares authorized									330,000		330,000	330,000
Preferred stock, par value									$ 0.001		$ 0.001	$ 0.001
Number of shares issued
Value of shares issued
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding									20,000		20,000	20,000
Preferred stock, shares outstanding									20,000		20,000	20,000
Preferred stock, shares authorized									20,000		20,000	20,000
Preferred stock, par value									$ 0.001		$ 0.001	$ 0.001
Preferred stock voting rights, description										The Series B Preferred Stock have voting rights equal to 51% of the total voting rights at any time.	The Series B Preferred Stock have voting rights equal to 66.7% of the total voting rights at any time.
Number of shares issued
Value of shares issued
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding									7,250		7,250	7,250
Preferred stock, shares outstanding									7,250		7,250	6,750
Preferred stock, shares authorized									7,250		7,250	7,250
Preferred stock, par value									$ 0.001		$ 0.001	$ 0.001
Conversion price											$ 2.63	$ 2.63
Number of shares issued	100	150	250					100
Accrued expenses - related party	$ 11,177
Conversion of notes payable									$ 9,105
Value of shares issued								$ 11,177
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding									870		870
Preferred stock, shares outstanding									870		870
Preferred stock, shares authorized									870		870	870
Preferred stock, par value									$ 0.001		$ 0.001	$ 0.001
Preferred stock voting rights, description									These shares are non-voting		These shares are non-voting, do not receive dividends and are redeemable according to the terms set out below:
Optional redemption per share									$ 1,000		$ 1,000